Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.4	$ 0.4
Ordinary Shares, shares authorized	[1]	5,000,000,000	5,000,000,000
Ordinary Shares, shares issued	[1]	3,953,773	1,187,498
Ordinary Shares, shares outstanding	[1]	3,953,773	1,187,498

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.